Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income (Loss)	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
OPERATING REVENUES
Total operating revenues	¥ 434,311,150	$ 64,712,452	¥ 516,245,166
COST OF REVENUES	(350,033,949)	(52,155,131)	(363,192,372)
GROSS PROFIT	84,277,201	12,557,321	153,052,794
OPERATING EXPENSES
Selling expenses	(3,802,016)	(566,501)	(4,564,276)
General and administrative expenses	(20,966,832)	(3,124,063)	(30,957,256)
Research and development expenses	(70,005,160)	(10,430,783)	(86,142,412)
Stock compensation expenses	(3,107,461)	(463,012)	(6,055,258)
Total operating expenses	(97,881,469)	(14,584,359)	(127,719,202)
INCOME (LOSS) FROM OPERATIONS	(13,604,268)	(2,027,038)	25,333,592
OTHER INCOME (EXPENSE)
Investment income	(25,088,662)	(3,738,216)	4,533,894
income from unconsolidated subsidiary	1,760,445	262,307
Interest income	419,778	62,547	2,383,224
Finance expenses, net	(1,852,020)	(275,951)	(3,440,096)
Other income, net	2,803,655	417,746	2,394,836
Gain from disposal of equity interest in unconsolidated subsidiary	373,651	55,674
Total other (expenses) income, net	(21,583,153)	(3,215,893)	5,871,858
INCOME (LOSS) BEFORE INCOME TAXES	(35,187,421)	(5,242,931)	31,205,450
BENEFIT OF (PROVISION FOR) INCOME TAXES
Current	(286,789)	(42,732)	(835,315)
Deferred	1,023,038	152,433	1,749,318
Total (provision for) benefit of income tax	736,249	109,701	914,003
NET INCOME (LOSS)	(34,451,172)	(5,133,230)	32,119,453
Less: Net income (loss) attributable to non-controlling interests	5,492,061	818,318	25,033,552
NET INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	(39,943,233)	(5,951,548)	7,085,901
NET INCOME (LOSS)	(34,451,172)	(5,133,230)	32,119,453
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	29,875,750	4,451,493	(10,340,566)
COMPREHENSIVE INCOME (LOSS)	(4,575,422)	(681,737)	21,778,887
Less: Comprehensive income (loss) attributable to non-controlling interests	(1,920,831)	(286,204)	24,520,673
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO WIMI HOLOGRAM CLOUD, INC.	¥ (2,654,591)	$ (395,533)	¥ (2,741,786)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	172,153,615	172,153,615	161,892,233
Diluted (in Shares)	172,153,615	172,153,615	161,893,980
EARNINGS (LOSS) PER SHARE
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.23)	$ (0.03)	¥ 0.04
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (0.23)	$ (0.03)	¥ 0.04
Products [Member]
OPERATING REVENUES
Total operating revenues	¥ 156,848,405	$ 23,370,445	¥ 274,021,079
Services [Member]
OPERATING REVENUES
Total operating revenues	¥ 277,462,745	$ 41,342,007	¥ 242,224,087